Loans, borrowings, cash and cash equivalents and short-term investments - Total Debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loans and borrowings
Current debt, accrued charges	$ 156	$ 201
Current debt	809	887
Non-current debt	11,345	12,473
Notional amount	1,559	1,557
R$
Loans and borrowings
Notional amount	$ 892
Average cost (as a percent)	2.92%
Quoted in the secondary market | Bonds | Floating rate | US$
Loans and borrowings
Borrowings, interest rate	6.01%
Non-current debt, before accrued charges	$ 7,448	7,448
Quoted in the secondary market | Eurobonds | Floating rate | EUR
Loans and borrowings
Non-current debt, before accrued charges		920
Quoted in the secondary market | Debentures | Fixed interest | US$
Loans and borrowings
Borrowings, interest rate	10.48%
Current debt, before accrued charges	$ 50	107
Non-current debt, before accrued charges	$ 378	389
Debt contracts in Brazil | Fixed interest | R$
Loans and borrowings
Borrowings, interest rate	2.76%
Current debt, before accrued charges	$ 19	20
Non-current debt, before accrued charges	$ 6	14
Debt contracts in Brazil | TJLP, TR, IPCA, IGP-M and CDI | R$
Loans and borrowings
Borrowings, interest rate	9.29%
Current debt, before accrued charges	$ 128	320
Non-current debt, before accrued charges	$ 332	540
Debt contracts in Brazil | Bonds | LIBOR | Basket of currencies and US$
Loans and borrowings
Borrowings, interest rate	2.32%
Current debt, before accrued charges	$ 33	45
Non-current debt, before accrued charges		11
Debt contracts in the international markets | Floating rate | Other currencies
Loans and borrowings
Borrowings, interest rate	4.09%
Current debt, accrued charges	$ 86
Non-current debt, accrued charges	$ 10
Debt contracts in the international markets | Fixed interest | US$
Loans and borrowings
Borrowings, interest rate	2.26%
Current debt, before accrued charges	$ 325	182
Non-current debt, before accrued charges	$ 3,073	3,044
Debt contracts in the international markets | Fixed interest | Other currencies
Loans and borrowings
Borrowings, interest rate	3.35%
Current debt, before accrued charges	$ 12	12
Non-current debt, before accrued charges	$ 98	$ 107